Interest-Bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Summary of Interest - Bearing Deposits

Interest-bearing deposits at December 31 are as follows:

(Dollars in thousands)	2013	2012
Demand	$76,327	$74,429
Savings	149,937	138,794
Time deposits:
In excess of $100,000	42,562	54,163
Other	91,782	103,910

Total interest-bearing deposits	$360,608	$371,296

Stated Maturities of Time Deposits	At December 31, 2013, stated maturities of time deposits were as follows:

(Dollars in thousands)
2014	$75,051
2015	25,282
2016	18,791
2017	8,271
2018	6,902
2019 and beyond	47

Total	$134,344